Vessel in Operations - Additional Information (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 344,587	$ 363,015
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 877,078,839